Revenue, Other Income and Other Gain (Tables)	12 Months Ended
Dec. 31, 2024
Revenue, Other Income and Other Gain [Abstract]
Schedule of Analysis of Revenue

An analysis of revenue is as follows:

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Revenue from contracts with customers
Capital market solutions
Underwriting commission	—	—	12,070
Financial advisory fee	—	—	54,614
Management fee and performance-based incentive fee	—	—	2,144
Brokerage and handling fees	—	—	5,403
Others	—	—	74

	—	—	74,305

Digital solutions and other services
Insurance brokerage services commission	832	1,249	1,040
Digital solutions fees	2,564	12,220	22,400

	3,396	13,469	23,440

Media and entertainment
Fashion, arts and luxury magazines and advertising services income	13,376	11,031	3,608
Fashion, arts and luxury media licensing and marketing services income	5,483	3,443	4,012

	18,859	14,474	7,620
	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Hotel operations, hospitality and VIP services
Hotel operations, hospitality and VIP services income	23,132	10,301	—

Revenue from other sources
Strategic investments
Dividend income	8,681	9,935	6,412
Gain related to disposed investments	—	123,634	22,106

	8,681	133,569	28,518
Net fair value changes on financial assets at fair value through profit or loss
-from listed equity shares, at quoted price	26,389	(40,927)	(48,267)
-from unlisted equity shares and movie income right investments (note a)	—	28	27,658

Total net fair value changes on financial assets at fair value through profit or loss	26,389	(40,899)	(20,609)
Net fair value changes on derivative financial asset	—	—	61,897

	35,070	92,670	69,806

Total revenue	80,457	130,914	175,171

Schedule of Present Disaggregated Revenue Information	The following tables present disaggregated revenue information:
Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Revenue from contracts with customers
Digital solutions and other services
Insurance brokerage services	—	832	—	—	—	832
Digital solutions fee	—	2,564	—	—	—	2,564

Media and entertainment
Fashion, arts and luxury magazines and advertising services income	—	—	13,376	—	—	13,376
Fashion, arts and luxury media licensing and marketing services income	—	—	5,483	—	—	5,483

Hotel operations, hospitality and VIP services
Hotel operations, hospitality and VIP services income	—	—	—	23,132	—	23,132
Subtotal	—	3,396	18,859	23,132	—	45,387

Revenue from other sources
Strategic investment
Net fair value changes on financial assets at fair value through profit or loss	—	—	—	—	26,389	26,389
Dividend income	—	—	—	—	8,681	8,681
Total	—	3,396	18,859	23,132	35,070	80,457

Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
Timing of revenue recognition
Services rendered at a point in time	—	832	13,376	—	14,208
Services rendered over time	—	2,564	5,483	23,132	31,179
Total revenue from contracts with customers	—	3,396	18,859	23,132	45,387
Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Revenue from contracts with customers
Digital solutions and other services
Insurance brokerage services	—	1,249	—	—	—	1,249
Digital solutions fee	—	12,220	—	—	—	12,220

Media and entertainment
Fashion, arts and luxury magazines and advertising services income	—	—	11,031	—	—	11,031
Fashion, arts and luxury media licensing and marketing services income	—	—	3,443	—	—	3,443
Hotel operations, hospitality and VIP services
Hotel operations, hospitality and VIP services income	—	—	—	10,301	—	10,301
Subtotal	—	13,469	14,474	10,301	—	38,244

Revenue from other sources
Strategic investment
Net fair value changes on financial assets at fair value through profit or loss	—	—	—	—	(40,899)	(40,899)
Gain related to disposed investment	—	—	—	—	123,634	123,634
Dividend income	—	—	—	—	9,935	9,935
Total	—	13,469	14,474	10,301	92,670	130,914

Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
Timing of revenue recognition
Services rendered at a point in time	—	1,249	11,031	10,301	22,581
Services rendered over time	—	12,220	3,443	—	15,663
Total revenue from contracts with customers	—	13,469	14,474	10,301	38,244
Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Strategic investment	Total
	US$	US$	US$	US$	US$
Revenue from contracts with customers
Capital market solutions
Underwriting commission	12,070	—	—	—	12,070
Financial advisory fee	54,614	—	—	—	54,614
Management fee and performance-based incentive fee	2,144	—	—	—	2,144
Brokerage and handling fee	5,403	—	—	—	5,403
Others	74	—	—	—	74

Digital solutions and other services
Insurance brokerage services	—	1,040	—	—	1,040
Digital solutions fees	—	22,400	—	—	22,400

Media and entertainment
Fashion, arts and luxury magazines and advertising services income	—	—	3,608	—	3,608
Fashion, arts and luxury media licensing and marketing services income	—	—	4,012	—	4,012
Sub-total	74,305	23,440	7,620	—	105,365

Revenue from other sources

Strategic investment
Net fair value changes on financial assets at fair value through profit or loss	—	—	—	(20,609)	(20,609)
Net fair value changes on derivative financial assets	—	—	—	61,897	61,897
Gain related to disposed investment	—	—	—	22,106	22,106
Dividend income	—	—	—	6,412	6,412
Total	74,305	23,440	7,620	69,806	175,171

Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Total
	US$	US$	US$	US$
Timing of revenue recognition
Services rendered at a point in time	72,161	1,040	3,608	76,809
Services rendered over time	2,144	22,400	4,012	28,556

Total revenue from contracts with customers	74,305	23,440	7,620	105,365

Schedule of Amount of Revenue Recognized

The following table shows the amount of revenue recognized in the current period that were included in the contract liabilities at the beginning of the reporting period:

	As of December 31,
	2024	2023	2022
	US$	US$	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period
Capital market solutions	—	—	81
Digital solutions services	—	895	—
	—	895	81

Schedule of Digital Solutions Services

The transaction prices allocated to the remaining performance obligations of digital solutions services (unsatisfied or partially unsatisfied) as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2024	2023	2022
	US$	US$	US$
Within one year	—	—	26,138
More than one year	—	—	12,953
	—	—	39,091

Schedule of Other Income

The performance obligations expected to be recognized in more than one year relate to upfront fee that are to be satisfied within two years. All the other remaining performance obligations are expected to be recognized within one year.

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Bank interest income	1,840	4,178	2
Other interest income	251	5,525	6,551
Interest income from the immediate holding company (Note 29)	16,828	10,489	9,703
Government grant	—	—	151
Others	12	2,750	1,656
	18,931	22,942	18,063